Termination and Retirement Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Minimum	Mar. 31, 2010 Minimum	Mar. 31, 2012 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities USD ($)	Mar. 31, 2012 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities JPY (¥)	Mar. 31, 2011 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities JPY (¥)	Mar. 31, 2011 Multiemployer Plan JPY (¥)	Mar. 31, 2012 Equity securities	Mar. 31, 2012 Debt Securities	Mar. 31, 2012 Life Insurance Company General Accounts	Mar. 31, 2012 Short-term financing	Mar. 31, 2012 Directors and Corporate Auditors USD ($)	Mar. 31, 2012 Directors and Corporate Auditors JPY (¥)	Mar. 31, 2011 Directors and Corporate Auditors JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss and prior service benefit, amortization period in years	12 years	12 years
Discount rate assumption set based up on effective yields	0.25%	0.25%
Estimated long-term rate of return based on an asset allocation											33.00%	48.00%	17.00%	2.00%
Defined benefit plan estimated future employer contributions in next fiscal year	$ 22,000,000	¥ 1,813,000,000
Special premium amount contributed to the plan		56,000,000	42,000,000				19,172,000	1,580,000,000
Estimated withdrawal liability recognized in relation to the plan									774,000,000
Additional expense recognized in relation to the plan							9,780,000	806,000,000
Employee pension plan's assets	383,534,000	31,607,000,000	30,978,000,000							34,442,000,000
Employee pension plan's benefit obligations										42,894,000,000
Percentage of subsidiary's contribution to plan of total contribution					5.00%	5.00%
Defined contribution plan cost recognized	328,000	27,000,000	28,000,000	20,000,000
Retirement benefits paid and charged to selling, general and administrative	3,155,000	260,000,000	348,000,000	361,000,000
Termination plan for directors and corporate auditors outstanding liabilities															3,847,000	317,000,000	317,000,000
Liabilities for termination benefits for directors and corporate auditors	$ 34,183,000	¥ 2,817,000,000	¥ 2,183,000,000												$ 4,636,000	¥ 382,000,000	¥ 385,000,000